UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6693

        Nuveen Select Tax-Free Income Portfolio 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:          06/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Select Tax-Free Income Portfolio 3 (NXR)
	June 30, 2005

Principal		Optional Call		Market
Amount (000)	Description	Provisions*	Ratings**	Value

	Alabama - 0.3%
$ 500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A-	$ 556,335

	Arizona - 0.4%
700	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2001, 5.000%, 7/01/17 -	7/11 at 100.00	AAA	773,752
	AMBAC Insured

	California - 6.3%
2,105	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds, Series	7/12 at 100.00	AAA	2,319,394
	2002, 5.375%, 7/01/21 - FSA Insured
3,350	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	A2	3,901,075
	5/01/14
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	3,379,380
	Series 2003A-1, 6.750%, 6/01/39
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A-	2,004,900
	Asset-Backed Bonds, Series 2003B, 5.250%, 6/01/16
250	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series	8/10 at 101.00	AAA	277,015
	2000, 5.700%, 8/01/29 - FGIC Insured

	Colorado - 5.9%
	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A:
2,265	5.500%, 3/01/22	3/12 at 100.00	AA***	2,542,508
1,735	5.500%, 3/01/22	3/12 at 100.00	AA	1,911,519
2,700	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	3,197,907
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	AAA	3,176,250
	Series 2003A, 5.000%, 12/01/24 - XLCA Insured
325	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A, 5.000%, 9/01/26 -	9/07 at 101.00	AAA	339,232
	MBIA Insured

	Connecticut - 0.1%
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue,	7/05 at 100.00	AAA	250,748
	Series 1992A, 6.625%, 7/01/18 - MBIA Insured

	District of Columbia - 0.2%
235	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.500%, 6/01/10 - MBIA	No Opt. Call	AAA	270,034
	Insured
15	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/13 - MBIA Insured	12/05 at 100.00	AAA	15,016

	Florida - 5.0%
4,000	JEA, Florida, Subordinate Lien Electric System Revenue Bonds, Series 2002D, 4.625%, 10/01/22	10/07 at 100.00	Aa3	4,029,520
5,020	JEA St. John's River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17,	10/11 at 100.00	Aa2	5,440,776
	5.000%, 10/01/18

	Georgia - 0.6%
1,525	Atlanta, Georgia, Airport Facilities Revenue Bonds, Series 1990, 0.000%, 1/01/10 (Alternative	No Opt. Call	AAA	1,205,131
	Minimum Tax) - MBIA Insured

	Illinois - 19.2%
1,160	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	7/05 at 100.00	AA	1,178,954
	Housing Development Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22
700	Chicago, Illinois, Special Facility Revenue Refunding Bonds, O'Hare International Airport, United	No Opt. Call	N/R	115,745
	Air Lines Inc. Project, Series 2001C, 6.300%, 5/01/16 #
1,930	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	A-	2,098,798
	5.750%, 5/15/16
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	AA	2,262,393
	9/01/31 - RAAI Insured
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series	No Opt. Call	N/R***	1,883,325
	1992C, 6.250%, 4/15/22
4,000	Illinois Health Facilities Authority, Revenue Bonds, Franciscan Sisters Healthcare Corporation,	9/06 at 100.00	AAA	4,183,040
	Series 1992B, 6.625%, 9/01/13 (Pre-refunded to 9/01/06) - MBIA Insured
4,465	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	4,945,434
	Series 1985A, 5.500%, 8/01/20
2,225	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series	1/13 at 100.00	A2	2,521,303
	2002, 6.250%, 1/01/17
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	6,120,888
2,000	Illinois, Sales Tax Revenue Bonds, Series 1997X, 5.600%, 6/15/17	6/07 at 101.00	AAA	2,114,940
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	6,467,400
	Expansion Project, Series 2002B, 5.000%, 6/15/21 - MBIA Insured
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 - FGIC Insured	12/14 at 100.00	AAA	1,420,575
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/22 - RAAI	12/11 at 100.00	AA	1,036,810
	Insured

	Indiana - 3.7%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	AAA	1,070,140
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 - FGIC Insured
3,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	A+	3,672,725
	Series 2001, 5.375%, 9/15/22
2,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	2,166,360
	5.250%, 7/01/33 - MBIA Insured

	Iowa - 3.6%
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
3,850	5.300%, 6/01/25	6/11 at 101.00	BBB	3,927,963
2,850	5.600%, 6/01/35	6/11 at 101.00	BBB	2,915,408

	Massachusetts - 0.8%
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/08 at 102.00	BBB	1,013,140
	Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA-	566,130
	System Inc., Series 2001C, 6.000%, 7/01/17

	Michigan - 5.1%
400	East Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2000,	5/10 at 100.00	AA***	445,244
	5.625%, 5/01/30 (Pre-refunded to 5/01/10)
4,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 1996C,	6/06 at 102.00	AA+	4,135,360
	5.950%, 12/01/17
235	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/05 at 100.00	BB-	235,085
	Obligated Group, Series 1993A, 6.500%, 8/15/18
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit	12/12 at 100.00	AA-	3,093,285
	Group, Series 2002C, 5.375%, 12/01/30
1,600	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, Unlimited Tax	5/09 at 100.00	AA	1,667,936
	General Obligation School Building and Site Bonds, Series 1999, 4.750%, 5/01/18

	Mississippi - 0.4%
725	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	756,095
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Nebraska - 2.0%
3,500	Nebraska Public Power District, General Revenue Bonds, Series 2002B, 5.000%, 1/01/33 - AMBAC	1/13 at 100.00	AAA	3,691,275
	Insured

	Nevada - 4.9%
4,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 100.00	AAA	4,263,600
	Project, First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured
4,510	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 - FGIC Insured	6/12 at 100.00	AAA	5,001,455

	New Hampshire - 0.4%
775	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Bonds, Series 2001A,	5/11 at 100.00	Aa2	782,820
	5.600%, 7/01/21 (Alternative Minimum Tax)

	New Mexico - 2.2%
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AAA	4,069,280
	1/01/25 - FSA Insured

	New York - 3.5%
2,335	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A-	2,549,516
	5.375%, 9/01/21
35	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18	8/05 at 100.00	A+	35,110
1,835	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds,	No Opt. Call	A2	2,030,042
	City University System, Series 1990C, 7.500%, 7/01/10
1,850	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/10 at 100.00	AA-	2,033,816
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/15

	North Carolina - 4.3%
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	5,496,800
	1/01/18 - MBIA Insured
2,345	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	7/11 at 101.00	AAA	2,579,805
	7/01/16 - FSA Insured

	Oklahoma - 1.7%
3,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA	3,128,970
	5.000%, 2/15/24

	Pennsylvania - 2.5%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue Refunding	No Opt. Call	A-	3,049,424
	Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series	7/13 at 100.00	BBB+	527,300
	2003, 5.250%, 7/15/24
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	1,100,440
	Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 (Alternative Minimum Tax) -
	FGIC Insured

	South Carolina - 3.2%
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	1,693,440
	Improvement Bonds, Series 2003, 6.000%, 11/01/18
1,500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series	8/14 at 100.00	AAA	1,648,110
	2004A, 5.250%, 8/15/20 - MBIA Insured
2,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours	11/12 at 100.00	A-	2,670,825
	Health System Inc., Series 2002A, 5.625%, 11/15/30

	South Dakota - 1.1%
1,010	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series 2002,	7/12 at 101.00	AAA	1,074,983
	5.125%, 7/01/27 - AMBAC Insured
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and	11/14 at 100.00	A+	1,060,430
	Health System, Series 2004A, 5.250%, 11/01/34

	Tennessee - 1.1%
2,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	4/12 at 101.00	Baa3	2,136,880
	Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

	Texas - 15.5%
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds,	1/15 at 100.00	AAA	1,571,070
	Series 2005, 5.000%, 1/01/45 - FGIC Insured
3,755	Grand Prairie Industrial Development Authority, Texas, Industrial Development Revenue Refunding	No Opt. Call	A-	3,765,927
	Bonds, Baxter International Inc. Project, Series 1992, 6.550%, 12/01/12
2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	2,632,650
	Project, Series 2003, 5.000%, 11/15/30 - MBIA Insured
3,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002B, 5.500%, 7/01/18 - FSA	7/12 at 100.00	AAA	3,353,010
	Insured
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation	2/12 at 100.00	AAA	3,265,375
	Bonds, Series 2002A, 5.000%, 2/15/32
	Killeen Independent School District, Bell County, Texas, General Obligation Bonds, Series 1998:
1,425	5.000%, 2/15/14 (Pre-refunded to 2/15/08)	2/08 at 100.00	AAA	1,503,019
400	5.000%, 2/15/14	2/08 at 100.00	AAA	419,624
5,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Refunding Bonds,	5/06 at 102.00	AA-	5,148,250
	Baylor Healthcare System, Series 1995, 5.250%, 5/15/16
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	5,185,053
	2002A, 5.500%, 10/01/17 - RAAI Insured
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%, 8/01/42	8/13 at 100.00	Aa1	1,823,868
	(Alternative Minimum Tax)
500	Victoria, Texas, General Obligation Bonds, Series 2001, 5.000%, 8/15/23 - FGIC Insured	8/11 at 100.00	AAA	532,575

	Utah - 0.9%
1,710	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1996D, 5.000%,	7/06 at 102.00	A+	1,759,402
	7/01/21

	Washington - 2.1%
3,880	Washington, General Obligation Bonds, Series 1993A, 4.500%, 10/01/18	10/05 at 100.00	Aa1	3,881,472

	Wisconsin - 1.4%
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA-	2,658,300

$ 174,125		Total Long-Term Investments (cost $175,219,246) - 98.4%	185,728,884

		Other Assets Less Liabilities - 1.6%	3,014,326

		Net Assets - 100%	$188,743,210

	*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
		may be other call provisions at varying prices at later dates.
	**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
	***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
		securities which ensures the timely payment of principal and interest. Such securities are normally considered
		to be equivalent to AAA rated securities.
	#	On December 9 2002, UAL Corporation, the holdong company of United Air Lines, Inc filed for federal bankruptcy
		protection. The Adviser determined that it was likely United would not remain current on their interest payment
		obligations with respect to these bonds and thus has stopped accruing interest.
	N/R	Investment is not rated.

		Income Tax Information
		The following information is presented on an income tax basis. Differences between amounts for financial statement
		and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
		discount securities and timing differences in recognizing certain gains and losses on investment transactions.

		At June 30, 2005, the cost of investments was $175,171,271.

		Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as
		follows:

		Gross unrealized:
		Appreciation	$11,142,299
		Depreciation	(584,686)

		Net unrealized appreciation of investments	$10,557,613

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         08/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         08/26/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         08/26/05

* Print the name and title of each signing officer under his or her signature.